Stockholders' Equity, Equity (Details)				1 Months Ended	12 Months Ended
	Nov. 25, 2022 MXN ($)	Sep. 15, 2022 MXN ($)	Jan. 31, 2022 MXN ($)	Jan. 31, 2024 MXN ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Apr. 03, 2024 USD ($)	Mar. 20, 2024 shares
Equity [Abstract]
Number of shares (in shares)										79,242,873
Contributions | $							$ 0	$ 428,378
Promissory Note [Member]
Equity [Abstract]
Total amount | $					$ 900,000,000
Elias Sacal Cababie [Member]
Equity [Abstract]
Number of shares (in shares)					6,910,000	6,910,000
Contributions					$ 25,793,890	$ 1,500,000
Murano P.V. [Member]
Equity [Abstract]
Contributions | $	$ 100,000	$ 150,000	$ 128,378
Murano P.V. [Member] | Promissory Note [Member] | Elias Sacal Cababie [Member]
Equity [Abstract]
Total amount | $				$ 73,000,000
Number of shares purchased (in shares)				103,267,741
Murano P.V. [Member] | Promissory Note [Member] | Elias Sacal Cababie [Member]
Equity [Abstract]
Total amount | $				$ 18,000,000
Number of shares purchased (in shares)				16,915,151
Murano P.V. [Member] | Promissory Note [Member] | E.S. Agrupacion S. A. de C. V. [Member]
Equity [Abstract]
Total amount | $				$ 266,500,000
Number of shares purchased (in shares)				329,753,574
Murano P.V. [Member] | Promissory Note [Member] | E.S. Agrupacion S. A. de C. V. [Member]
Equity [Abstract]
Total amount | $				$ 542,500,000
Number of shares purchased (in shares)				434,361,612
Ordinary Shares [Member]
Equity [Abstract]
Number of shares (in shares)					79,305,736	79,305,736
Percentage of all ordinary shares					100.00%	100.00%
Contributions | $								$ 0
Share repurchase amount | $									$ 2,000,000
Ordinary Shares [Member] | Minimum [Member]
Equity [Abstract]
Percentage of all ordinary shares					5.00%	5.00%
Ordinary Shares [Member] | Maximum [Member]
Equity [Abstract]
Percentage of all ordinary shares					5.00%	5.00%
Ordinary Shares [Member] | Elias Sacal Cababie [Member]
Equity [Abstract]
Number of shares (in shares)					69,152,609	69,152,609
Percentage of all ordinary shares					87.20%	87.20%
Ordinary Shares [Member] | Shawn Matthews [Member]
Equity [Abstract]
Number of shares (in shares)					8,812,500	8,812,500
Percentage of all ordinary shares					11.11%	11.11%
Ordinary Shares [Member] | Others [Member]
Equity [Abstract]
Number of shares (in shares)					1,340,627	1,340,627
Percentage of all ordinary shares					1.69%	1.69%